SCHEDULE OF INVESTMENTS
Thornburg Summit Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 53.0%
	Automobiles & Components — 1.6%
	Automobiles — 1.6%
	Stellantis NV	29,307	$ 549,799
[a]	Tata Motors Ltd. Sponsored ADR	14,879	477,467
			1,027,266
	Banks — 3.7%
	Banks — 3.7%
	ING Groep NV	47,543	662,631
	JPMorgan Chase & Co.	8,027	1,271,076
	Mitsubishi UFJ Financial Group, Inc.	93,800	509,568
			2,443,275
	Capital Goods — 0.9%
	Machinery — 0.9%
	Otis Worldwide Corp.	7,080	616,456
			616,456
	Consumer Durables & Apparel — 0.9%
	Household Durables — 0.9%
	Barratt Developments plc	57,281	579,945
			579,945
	Consumer Services — 1.2%
	Hotels, Restaurants & Leisure — 1.2%
	Wyndham Hotels & Resorts, Inc.	8,851	793,492
			793,492
	Diversified Financials — 3.3%
	Capital Markets — 1.0%
	CME Group, Inc.	3,021	690,178
	Consumer Finance — 2.3%
	Capital One Financial Corp.	6,921	1,004,168
[a]	SBI Cards & Payment Services Ltd.	41,118	513,313
			2,207,659
	Energy — 3.1%
	Oil, Gas & Consumable Fuels — 3.1%
	Chesapeake Energy Corp.	15,470	998,124
	TotalEnergies SE	21,326	1,083,601
			2,081,725
	Household & Personal Products — 0.9%
	Personal Products — 0.9%
	Estee Lauder Cos., Inc. Class A	1,599	591,950
			591,950
	Insurance — 2.0%
	Insurance — 2.0%
	Assured Guaranty Ltd.	13,802	692,860
	NN Group NV	12,024	651,749
			1,344,609
	Materials — 3.6%
	Chemicals — 3.6%
[a]	Fertiglobe plc	365,600	350,366
	Linde plc	1,868	647,131
	LyondellBasell Industries NV Class A	8,790	810,702
	PPG Industries, Inc.	3,442	593,538
			2,401,737
	Media & Entertainment — 3.8%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Entertainment — 1.2%
[a]	Sea Ltd. ADR	1,606	$ 359,278
[a]	Walt Disney Co.	2,670	413,557
	Interactive Media & Services — 2.6%
[a]	Alphabet, Inc. Class A	429	1,242,830
	Tencent Holdings Ltd.	8,900	521,384
			2,537,049
	Pharmaceuticals, Biotechnology & Life Sciences — 5.1%
	Life Sciences Tools & Services — 0.9%
[a]	Avantor, Inc.	14,567	613,854
	Pharmaceuticals — 4.2%
	AstraZeneca plc	7,105	834,561
	Merck & Co., Inc.	11,665	894,005
	Roche Holding AG	2,542	1,057,586
			3,400,006
	Retailing — 5.4%
	Internet & Direct Marketing Retail — 2.4%
[a]	Amazon.com, Inc.	264	880,266
[a]	MercadoLibre, Inc.	545	734,878
	Multiline Retail — 0.8%
	Dollar General Corp.	2,196	517,882
	Specialty Retail — 2.2%
	Home Depot, Inc.	1,630	676,466
[a]	K Car Co. Ltd.	12,500	358,570
	TJX Companies, Inc.	5,768	437,907
			3,605,969
	Semiconductors & Semiconductor Equipment — 2.7%
	Semiconductors & Semiconductor Equipment — 2.7%
	ASML Holding NV	1,003	806,991
	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	8,021	965,007
			1,771,998
	Software & Services — 8.9%
	Information Technology Services — 5.6%
[a,b]	Adyen NV	195	513,170
	Mastercard, Inc. Class A	2,871	1,031,608
	Nomura Research Institute Ltd.	14,500	622,077
[a]	Shopify, Inc. Class A	384	528,918
	Visa, Inc. Class A	4,808	1,041,941
	Software — 3.3%
[a]	Fair Isaac Corp.	1,875	813,131
	Microsoft Corp.	4,027	1,354,361
			5,905,206
	Technology Hardware & Equipment — 4.0%
	Communications Equipment — 1.1%
	Cisco Systems, Inc.	11,323	717,539
	Technology Hardware, Storage & Peripherals — 2.9%
	Apple, Inc.	5,221	927,093
	Samsung Electronics Co. Ltd.	15,155	998,222
			2,642,854
	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 1.1%
	Deutsche Telekom AG	38,866	721,257
			721,257
	Transportation — 0.8%
	Road & Rail — 0.8%
	Canadian Pacific Railway Ltd.	7,195	517,608
			517,608

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Total Common Stock (Cost $28,673,225)		35,190,061
	Asset Backed Securities — 8.1%
	Credit Card — 0.7%
[b]	Mission Lane Credit Card Master Trust, Series 2021-A Class A, 1.59% due 9/15/2026	$ 450,000	$ 446,815
			446,815
	Other Asset Backed — 6.7%
	Aqua Finance Trust,
[b]	Series 2019-A Class A, 3.14% due 7/16/2040	34,825	35,424
[b]	Series 2019-A Class B, 3.47% due 7/16/2040	200,000	203,640
[b]	Avant Loans Funding Trust, Series 2019-B Class B, 3.15% due 10/15/2026	31,900	31,915
[b]	AXIS Equipment Finance Receivables LLC, Series 2021-1A Class F, 6.09% due 2/20/2029	600,000	592,842
[b]	Conn’s Receivables Funding LLC, Series 2020-A Class A, 1.71% due 6/16/2025	12,909	12,915
[b]	Diamond Resorts Owner Trust, Series 2018-1 Class A, 3.70% due 1/21/2031	23,019	23,426
[b,c]	ECAF I Ltd., Series 2015-1A Class A2, 4.947% due 6/15/2040	189,501	172,274
[b]	Foundation Finance Trust, Series 2019-1A Class A, 3.86% due 11/15/2034	64,147	65,764
[b,d]	Goldman Home Improvement Trust Series 2021-GRN2 Class R, due 6/20/2051	2,000	241,960
[b]	LendingPoint Asset Securitization Trust, Series 2021-A Class A, 1.00% due 12/15/2028	271,284	270,757
	Marlette Funding Trust,
[b]	Series 2021-1A Class R, 0.01% due 6/16/2031	1,200	380,102
[b]	Series 2021-2A Class R, 0.01% due 9/15/2031	1,150	386,865
[b,d]	Mosaic Solar Loan Trust, Series 2021-2A Class R, 0.01% due 4/22/2047	1,150,000	236,555
[b]	New Residential Advance Receivables Trust Advance Receivables Backed, Series 2020-T1 Class DT1, 3.011% due 8/15/2053	250,000	249,063
[b]	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2020-APT1 Class AT1, 1.035% due 12/16/2052	400,000	400,022
[b,e]	SBA Tower Trust, Series 2014-2A Class C, 3.869% due 10/15/2049	30,000	31,056
[b]	Sierra Timeshare Receivables Funding LLC, Series 2019-1A Class A, 3.20% due 1/20/2036	26,764	27,343
[b]	SoFi Consumer Loan Program Trust, Series 2018-3 Class C, 4.67% due 8/25/2027	125,000	126,630
	Upstart Pass-Through Trust,
[b]	Series 2021-ST4 Class CERT, 0.01% due 7/20/2027	500,000	485,726
[b]	Series 2021-ST7 Class A, 1.85% due 9/20/2029	455,582	451,644
			4,425,923
	Student Loan — 0.7%
[b,e]	Navient Private Education Loan Trust, Series 2015-AA Class A2B, 1.31% (LIBOR 1 Month + 1.20%) due 12/15/2028	266,598	267,693
	SMB Private Education Loan Trust,
[b]	Series 2015-C Class A2A, 2.75% due 7/15/2027	13,305	13,329
[b]	Series 2020-B Class A1A, 1.29% due 7/15/2053	198,087	195,299
			476,321
	Total Asset Backed Securities (Cost $5,450,352)		5,349,059
	Corporate Bonds — 2.8%
	Automobiles & Components — 0.4%
	Automobiles — 0.4%
[b]	Hyundai Capital America, 0.875% due 6/14/2024	300,000	295,251
			295,251
	Diversified Financials — 0.3%
	Capital Markets — 0.3%
	Owl Rock Technology Finance Corp.,
	2.50% due 1/15/2027	168,000	164,707
[b]	4.75% due 12/15/2025	11,000	11,717
			176,424
	Energy — 0.7%
	Oil, Gas & Consumable Fuels — 0.7%
	Petroleos Mexicanos (EUR), 3.75% due 2/21/2024	170,000	198,643
[b,c]	SA Global Sukuk Ltd., 0.946% due 6/17/2024	300,000	295,500
			494,143
	Food, Beverage & Tobacco — 0.4%
	Tobacco — 0.4%
[b]	Vector Group Ltd., 10.50% due 11/1/2026	251,000	260,101

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			260,101
	Real Estate — 0.1%
	Equity Real Estate Investment Trusts — 0.1%
	Service Properties Trust, 4.95% due 2/15/2027	$ 40,000	$ 38,782
			38,782
	Technology Hardware & Equipment — 0.4%
	Technology Hardware, Storage & Peripherals — 0.4%
	Dell International LLC/EMC Corp., 4.90% due 10/1/2026	250,000	281,823
			281,823
	Telecommunication Services — 0.5%
	Wireless Telecommunication Services — 0.5%
	Sprint Communications, Inc., 9.25% due 4/15/2022	310,000	317,824
			317,824
	Total Corporate Bonds (Cost $1,870,318)		1,864,348
	Convertible Bonds — 0.3%
	Diversified Financials — 0.3%
	Diversified Financial Services — 0.3%
	EZCORP, Inc., 2.375% due 5/1/2025	230,000	209,426
			209,426
	Total Convertible Bonds (Cost $190,519)		209,426
	U.S. Treasury Securities — 13.4%
	United States Treasury Inflation Indexed Bonds, 0.125%, 7/15/2031	206,338	231,731
	United States Treasury Notes,
	0.125%, 5/31/2022 - 2/15/2024	2,000,000	1,989,375
	0.375%, 11/30/2025	610,000	591,795
	0.625%, 5/15/2030 - 8/15/2030	675,000	631,172
	1.25%, 8/15/2031	550,000	537,883
	2.25%, 12/31/2023	1,400,000	1,441,945
	United States Treasury Notes Inflationary Index,
	0.125%, 1/15/2030 - 7/15/2030	1,615,491	1,801,002
	0.25%, 2/15/2050	537,770	649,641
	0.50%, 1/15/2028	695,026	777,985
	3.625%, 4/15/2028	155,576	206,712
	Total U.S. Treasury Securities (Cost $8,722,888)		8,859,241
	Mortgage Backed — 7.2%
[b,e]	Angel Oak Mortgage Trust I LLC, Whole Loan Securities Trust CMO, Series 2019-2 Class A1, 3.628% due 3/25/2049	21,044	21,097
[b,e]	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1, 3.805% due 1/25/2049	65,381	65,636
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,e,f]	Series 2021-J1 Class A5IX, 0.112% due 4/25/2051	12,900,232	53,986
[b,e,f]	Series 2021-J1 Class AIOS, 0.23% due 4/25/2051	18,487,256	162,159
[b,e]	Series 2021-J1 Class B4, 2.612% due 4/25/2051	100,000	72,723
[b,e]	Series 2021-J1 Class B5, 2.612% due 4/25/2051	100,000	60,602
[b,e]	Series 2021-J1 Class B6, 2.612% due 4/25/2051	100,000	35,641
	COMM Mortgage Trust, CMBS, Series 2015-LC23 Class ASB, 3.598% due 10/10/2048	453,347	471,841
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO, Series 2019-1 Class MA, 3.50% due 7/25/2058	63,864	66,356
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RC1535, 2.00% due 8/1/2035	507,772	520,518
	Pool SB0308, 2.50% due 1/1/2035	273,010	284,958
	Pool SB0448, 2.00% due 11/1/2035	425,164	437,760
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO, Series 2017-SC02 Class 1A, 3.00% due 5/25/2047	90,780	90,535
	Federal National Mtg Assoc., UMBS Collateral,
	Pool BP9550, 2.50% due 7/1/2035	188,931	196,992
	Pool FM3758, 2.50% due 8/1/2031	141,822	147,034
	Pool MA4045, 2.00% due 6/1/2040	129,415	130,862
[b,e]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-2 Class B3, 4.065% due 12/25/2049	119,801	123,391

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b,e]	GCAT Trust, Whole Loan Securities Trust CMO, Series 2021-CM2 Class A1, 2.352% due 8/25/2066	$ 418,274	$ 417,398
[b,e]	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-NQM3 Class A1, 1.595% due 11/25/2056	394,088	390,205
	JPMorgan Chase Commercial Mortgage Securities Trust, CMBS,
[b]	Series 2012-HSBC Class A, 3.093% due 7/5/2032	242,154	243,873
	Series 2013-LC11 Class A5, 2.96% due 4/15/2046	425,000	433,830
[b,e]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	81,014	82,971
[e]	Morgan Stanley Bank of America Merrill Lynch Trust, CMBS, Series 2013-C10 Class ASB, 3.912% due 7/15/2046	125,224	127,354
[b,e]	TIAA Bank Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2018-2 Class B3, 3.768% due 7/25/2048	168,552	170,784
	Total Mortgage Backed (Cost $4,815,848)		4,808,506
	Loan Participations — 0.1%
	Real Estate — 0.1%
	Equity Real Estate Investment Trusts — 0.1%
[g]	CoreCivic, Inc., 5.50% (LIBOR 1 Month + 4.50%) due 12/18/2024	41,200	40,857
			40,857
	Total Loan Participations (Cost $39,854)		40,857
	Exchange-Traded Funds — 3.8%
[a]	Invesco DB Agriculture Fund	14,323	282,879
[a]	Invesco DB Base Metals Fund	30,762	684,762
[a]	SPDR Gold Shares Fund	7,233	1,236,554
[a]	United States Oil Fund LP	6,468	351,600
	Total Exchange-Traded Funds (Cost $2,114,195)		2,555,795
	Short-Term Investments — 10.6%
	Egypt Treasury Bills (EGP),
	12.134% due 6/21/2022	$ 5,865,000	352,848
	12.157% due 5/10/2022	1,700,000	103,613
[h]	Thornburg Capital Management Fund	655,290	6,552,899
	Total Short-Term Investments (Cost $7,010,822)		7,009,360
	Total Investments — 99.3% (Cost $58,888,021)		$65,886,653
	Other Assets Less Liabilities — 0.7%		450,974
	Net Assets — 100.0%		$66,337,627

Outstanding Forward Currency Contracts To Buy Or Sell At December 31, 2021
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	MSC	Buy	73,300,000	1/28/2022	637,332	$ —	$ (4,957)
Euro	MSC	Buy	433,820	1/28/2022	494,141	—	(9,673)

Total						—	$(14,630)

Net unrealized appreciation (depreciation)							$(14,630)

*	Counterparty includes Morgan Stanely & Co. Inc. ("MSC").

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2021 (Unaudited)

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2021, the aggregate value of these securities in the Fund’s portfolio was $8,625,264, representing 13.00% of the Fund’s net assets.
c	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
d	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
e	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2021.
f	Interest only.
g	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at December 31, 2021.
h	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
EGP	Denominated in Egyptian Pound
EUR	Denominated in Euro
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
UMBS	Uniform Mortgage Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Summit Fund	December 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Summit Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2021 (Unaudited)

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/21	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/21	Dividend Income
Thornburg Capital Management Fund	$5,946,069	$8,914,097	$(8,307,267)	$-	$-	$6,552,899	$1,590